UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Stillwater Capital Advisors, LLC

Address: 200 W. Lancaster Avenue
         Wayne, PA 19087


13F File Number: 028-13804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas A. Swope
Title:   Chief Compliance Officer
Phone:


Signature, Place and Date of Signing:


/s/ Douglas A. Swope             Wayne, PA		      January 5, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:  $120,658
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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							FORM 13F INFORMATION TABLE
								December 31, 2011

														Voting Authority

									Value		Shares/	Sh/	Put/	Invstmt	Other
Name of Issuer				Title of class	CUSIP		(x$1000)	Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None

American Electric Power Inc		COM		025537101	3194		77315	SH		Sole			77315
Apple Inc				COM		037833100	10363		25588	SH		Sole			25588
AT&T Inc				COM		00206r102	4045		133769	SH		Sole			133769
Centurylink Inc				COM		156700106	4709		126579	SH		Sole			126579
Chevron Corp				COM		166764100	348		3272	SH		Sole			3272
Citigroup Inc				COM		172967424	532		20218	SH		Sole			20218
Du Pont E I de Nemours & Co		COM		263534109	3513		76735	SH		Sole			76735
Exxon Mobil Corp			COM		30231g102	4919		58034	SH		Sole			58034
General Electric Co			COM		369604103	4498		251150	SH		Sole			251149
Intel Corp				COM		458140100	5123		211238	SH		Sole			211238
International Business Machine		COM		459200101	5074		27594	SH		Sole			27593
JPMorgan Chase & Co			COM		46625h100	3895		117135	SH		Sole			117135
Kraft Foods Inc Cl A			COM		50075n104	4626		123835	SH		Sole			123835
Marathon Oil Corp			COM		565849106	3811		130212	SH		Sole			130212
Marathon Petroleum Corp			COM		56585a102	3543		106419	SH		Sole			106419
McDonalds Corp				COM		580135101	7063		70393	SH		Sole			70392
Merck & Co Inc				COM		58933y105	5088		134968	SH		Sole			134968
PepsiCo Inc				COM		713448108	4609		69459	SH		Sole			69458
Pfizer Inc				COM		717081103	5590		258335	SH		Sole			258335
Procter & Gamble Co			COM		742718109	4484		67212	SH		Sole			67212
Southern Co				COM		842587107	1344		29045	SH		Sole			29045
United Parcel Service Inc Cl B		COM		911312106	3574		48830	SH		Sole			48830
United Technologies Corp		COM		913017109	4270		58418	SH		Sole			58418
US Bancorp Del				COM		902973304	4203		155365	SH		Sole			155365
Visa Inc Cl A				COM		92826c839	5013		49375	SH		Sole			49375
iShares Tr Consumer Goods Inde		CONS GOODS IDX	464287812	1036		15131	SH		Sole			15131
iShares Tr Consumer Services I		CONS SRVC IDX	464287580	780		10920	SH		Sole			10920
iShares Tr DJ Select Div Index		DJ SEL DIV INX	464287168	340		6315	SH		Sole			6315
iShares Tr DJ US Energy			DJ US ENERGY	464287796	1297		32567	SH		Sole			32567
iShares Tr DJ US Financial Sec		DJ US FINL SEC	464287788	1053		21478	SH		Sole			21478
iShares Tr DJ US Healthcare		DJ US HEALTHCR	464287762	982		13717	SH		Sole			13717
iShares Tr DJ US Telecom		DJ US TELECOM	464287713	175		8327	SH		Sole			8327
iShares Tr Index DJ US Industr		DJ US INDUSTRL	464287754	553		8700	SH		Sole			8700
iShares Tr Index DJ US Tech Se		DJ US TECH SEC	464287721	1797		28123	SH		Sole			28123
iShares Tr Russell 1000 Growth		RUSSELL1000GRW	464287614	3888		67275	SH		Sole			67275
iShares Tr Russell 1000 Value		RUSSELL1000VAL	464287598	313		4925	SH		Sole			4925
Vanguard World Funds Utilities		UTILITIES ETF	92204a876	334		4350	SH		Sole			4350
WisdomTree Trust DEFA Fund		DEFA FD		97717w703	244		5970	SH		Sole			5970
WisdomTree Trust Mid Cap Div F		MIDCAP DIVI FD	97717w505	435		8360	SH		Sole			8360
REPORT SUMMARY 	39	DATA RECORDS	120658		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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